Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 $ in Thousands	6 Months Ended
Jul. 31, 2023 USD ($)
Fair value measurements in Level 3 of the fair value inputs
Balance at the beginning	$ 30,949
Increase from acquisitions	19,550
Cash payments	(6,220)
Charges through profit or loss	2,667
Effect of movements in foreign exchange	1
Balance at the end	$ 46,947